EXHIBIT 99.19

clayton LOAN LEVEL TAPE COMPARE UPLOAD

Client Name:	Verus
Client Project Name:	Verus 2025-2
Start - End Dates:	9/4/2024 - 1/16/2025
Deal Loan Count:	35

Loan Level Tape Compare Upload

Loans in Report	35

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
819296	xxxxxx	Borrower 1 Total Income	27465.00	22299.58
819296	xxxxxx	Combined LTV	20.45	77.27
819296	xxxxxx	Original Appraisal Date	07/25/2024	07/22/2024
819296	xxxxxx	Total Monthly Income	27465.00	22299.58
822854	(No Data)	Documentation Type	No Doc	DSCR
824654	xxxxxx	Borrower 1 Total Income	4023.67	4016.08
824654	xxxxxx	Combined LTV	20.95	63.28
824654	xxxxxx	Total Cash Out	101948.25	101698.25
824654	xxxxxx	Total Monthly Income	8125.29	8133.78
824833	xxxxxx	Combined LTV	41.90	64.90
824833	xxxxxx	Documentation Type	Alt Doc	Full Doc
824833	xxxxxx	Original LTV	64.80	41.94
824833	xxxxxx	Property Type	SFR	Low Rise Condo (1-4)
825723	xxxxxx	Cash Reserves	271868.20	250893.26
825723	xxxxxx	Combined LTV	55.64	53.62
825723	xxxxxx	Months Reserves	9.00	28.41
825723	xxxxxx	Original Appraised Value	xxxxxx	xxxxxx
825723	xxxxxx	Original LTV	55.64	53.62
825723	xxxxxx	Total Cash Out	(1430.00)	0.00
827043	xxxxxx	Cash Reserves	347032.42	46286.77
827043	xxxxxx	Months Reserves	6.00	5.67
827043	xxxxxx	Property Type	3 Family	Mixed Use
827043	xxxxxx	Total Cash Out	296134.57	0.00
827529	xxxxxx	Cash Reserves	144146.38	18037.38
827529	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
827529	xxxxxx	Months Reserves	9.00	6.66
827529	xxxxxx	Property Type	Detached PUD	Attached PUD
827529	xxxxxx	Total Cash Out	120655.99	0.00
827537	(No Data)	Cash Reserves	698774.55	190149.59
827537	(No Data)	Months Reserves	35.00	35.21
827537	(No Data)	Property Type	Low Rise Condo (1-4)	High Rise Condo (9+)
827537	(No Data)	Total Cash Out	509536.36	0.00
827542	(No Data)	Cash Reserves	172238.00	31491.84
827542	(No Data)	Months Reserves	9.00	8.76
827542	(No Data)	Total Cash Out	140747.13	0.00
827544	(No Data)	Total Cash Out	736316.48	736298.48
827598	xxxxxx	Borrower DSCR Percent	1.6659	1.1988
827598	xxxxxx	Cash Reserves	154945.25	103439.59
827598	xxxxxx	Combined LTV	71.76	75.00
827598	xxxxxx	Months Reserves	54.00	48.14
827598	xxxxxx	Product Type	30 Yr Fixed	30 yr Fixed - 10 yr IO
827598	xxxxxx	Property Type	Low Rise Condo (1-4)	Condotel
827598	xxxxxx	Total Cash Out	51505.66	0.00
827757	(No Data)	Original Appraised Value	xxxxxx	xxxxxx
827757	(No Data)	Property Type	Multi-Family	5+ Units
827757	(No Data)	Total Cash Out	143951.05	0.00
828018	xxxxxx	Cash Reserves	174060.37	31155.55
828018	xxxxxx	Months Reserves	7.00	6.78
828018	xxxxxx	Note Rate	8.75	8.5000
828018	xxxxxx	Original Appraisal Date	11/01/2024	10/20/2024
828018	xxxxxx	Original P&I	4026.96	3935.91
828018	xxxxxx	Total Cash Out	263297.56	0.00
828025	(No Data)	Total Cash Out	242246.03	240338.03
828041	xxxxxx	Cash Reserves	1195771.00	594120.38
828041	xxxxxx	Combined LTV	55.17	57.18
828041	xxxxxx	Months Reserves	73.00	65.25
828041	xxxxxx	Total Cash Out	(122.58)	0.00
828068	xxxxxx	Cash Reserves	258335.02	77896.96
828068	xxxxxx	Months Reserves	13.00	15.28
828068	xxxxxx	Property Type	Detached PUD	Attached PUD
828068	xxxxxx	Total Cash Out	192663.13	0.00
828073	(No Data)	Cash Reserves	534895.66	538799.53
828073	(No Data)	Months Reserves	142.00	151.80
828073	(No Data)	Total Cash Out	(1996.80)	0.00
828113	xxxxxx	Cash Reserves	181934.64	74173.67
828113	xxxxxx	Months Reserves	28.00	27.13
828113	xxxxxx	Property Type	Detached PUD	Attached PUD
828113	xxxxxx	Total Cash Out	107760.97	0.00
828299	xxxxxx	Cash Reserves	488350.85	316635.60
828299	xxxxxx	Months Reserves	30.00	43.21
828299	xxxxxx	Total Cash Out	269777.12	0.00
828422	xxxxxx	Cash Reserves	142265.55	262733.72
828422	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
828422	xxxxxx	Months Reserves	6.00	87.80
828422	xxxxxx	Total Cash Out	124095.02	0.00
828425	xxxxxx	Cash Reserves	201726.63	55380.12
828425	xxxxxx	Combined LTV	66.19	69.87
828425	xxxxxx	Months Reserves	69.00	18.85
828428	xxxxxx	Product Type	30 Yr Fixed	30 Yr Fixed Interest Only
828428	xxxxxx	Property Type	SFR	SFR-Attached
828430	xxxxxx	Cash Reserves	169140.79	40446.97
828430	xxxxxx	Months Reserves	16.00	13.29
828430	xxxxxx	Total Cash Out	121411.86	0.00
828532	xxxxxx	Cash Reserves	361388.00	111555.90
828532	xxxxxx	Combined LTV	72.30	75.00
828532	xxxxxx	Months Reserves	62.00	29.78
828532	xxxxxx	Product Type	30 Yr Fixed	30 yr Fixed - 10 yr IO
828532	xxxxxx	Total Cash Out	130403.43	0.00
828601	xxxxxx	Cash Reserves	330484.94	107999.36
828601	xxxxxx	Combined LTV	72.30	74.94
828601	xxxxxx	Months Reserves	9.00	9.21
828601	xxxxxx	Total Cash Out	277485.58	0.00
828670	xxxxxx	Credit Report Date	11/01/2024	10/22/2024
828670	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
828986	(No Data)	Cash Reserves	120851.81	26103.01
828986	(No Data)	Combined LTV	72.85	75.00
828986	(No Data)	Months Reserves	7.00	7.62
828986	(No Data)	Total Cash Out	97110.07	0.00
829203	xxxxxx	Cash Reserves	1344628.86	1019638.10
829203	xxxxxx	Combined LTV	66.50	70.00
829203	xxxxxx	Months Reserves	172.00	172.11
829203	xxxxxx	Total Cash Out	324980.76	0.00
829394	(No Data)	Total Cash Out	(915.86)	915.86
829396	xxxxxx	Cash Reserves	477101.60	7089.32
829396	xxxxxx	Months Reserves	94.00	3.57
829396	xxxxxx	Total Cash Out	291249.69	0.00
829443	(No Data)	Next Payment Change Date	xxxxxx	xxxxxx
829443	(No Data)	Product Type	30 Yr Fixed	7/6 IO ARM

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